SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)									1 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended					12 Months Ended			72 Months Ended
	Feb. 28, 2022	Jan. 26, 2022 USD ($) Provider	Nov. 23, 2021 USD ($) Provider	Nov. 05, 2021 Employee	Nov. 01, 2021 USD ($)	Nov. 01, 2021 USD ($)	Oct. 03, 2021 Integer	Jan. 01, 2021 Facility Bed Segment	Feb. 28, 2022	Feb. 28, 2022	Mar. 31, 2022 USD ($) Bed Integer	Jun. 30, 2022 USD ($) Integer	Sep. 30, 2022 USD ($) Integer	Sep. 30, 2022 USD ($) Integer	Sep. 30, 2022 USD ($) Bed Integer	Sep. 30, 2022 USD ($) Segment Integer	Sep. 30, 2022 USD ($) Integer	Dec. 31, 2021 USD ($) Facility Segment Employee	Dec. 31, 2020 USD ($) Facility	Dec. 31, 2017	Dec. 31, 2021 USD ($) Facility Agreement	Mar. 31, 2019 USD ($)
Real Estate Properties [Line Items]
Number of facilities | Facility																		24			24
Number of leased agreements executed, owned by company | Facility																		10
Number of facilities													5	5	5	5	5	8			8
Number of SNF operated | Integer													10	10	10	10	10
Number of assisted living facilities | Facility																		2
Number of managed SNFs | Facility																		2
Number of managed Independent living facilities | Facility																		1
Number of reporting segments								2			2	2				2	2	2
Number of facilities on behalf of third-party owners | Facility								3
Number of licensed beds | Bed											126,000				126,000
Number of skilled nursing facilities | Facility																					2
Expected monthly rental receipts from tenants received																		94.00%
Minimum number of employees required under employer for mandatory vaccination | Employee				100														100
Relief fund allocation CARES Act					$ 17,000,000,000	$ 17,000,000,000
Relief fund allocation american rescue plan					$ 8,500,000,000	$ 8,500,000,000
Relief fund, general distribution payments		$ 11,000,000,000	$ 7,500,000,000
Relief fund, general distribution payments | Provider		74,000	43,000
Percentage of revenue recognized from government sources																		90.00%
Maximum penalty for service contract nonperformance											$ 50,000	$ 50,000	$ 50,000	$ 50,000	$ 50,000	$ 50,000	$ 50,000	$ 50,000			$ 50,000
Percentage of reserve for patient care receivables																		1.50%			1.50%
Receivables, estimated allowance for uncollectible accounts											810,000	759,000	580,000	580,000	580,000	580,000	580,000	$ 177,000	$ 1,381,000		$ 177,000
Accounts receivable, net of allowance											3,411,000	4,323,000	6,230,000	6,230,000	6,230,000	6,230,000	6,230,000	2,145,000	2,100,000		2,145,000
Right-of-use operating lease assets											28,770,000	27,151,000	22,981,000	22,981,000	22,981,000	22,981,000	22,981,000	29,909,000	33,740,000		29,909,000	$ 39,800,000
Right-of-use lease liabilities											$ 30,981,000	$ 29,460,000	$ 25,258,000	$ 25,258,000	$ 25,258,000	$ 25,258,000	$ 25,258,000	$ 32,059,000	35,884,000		$ 32,059,000	$ 41,500,000
Weighted average discount rate											7.98%	7.98%	3.85%	3.85%	3.85%	3.85%	3.85%	7.98%			7.98%
Other liabilities											$ 1,694,000	$ 1,348,000	$ 1,367,000	$ 1,367,000	$ 1,367,000	$ 1,367,000	$ 1,367,000	$ 1,629,000	1,365,000		$ 1,629,000
Lease security deposit																		200,000	200,000		200,000
Prepaid expenses and other											900,000	1,200,000	1,300,000	1,300,000	1,300,000	1,300,000	1,300,000	500,000	$ 300,000		500,000
Increase in Prepaid expenses and other														800,000
Earnings per share, intrinsic value											$ 0	$ 0	$ 0	0	0	0	0	$ 0			$ 0
Federal income tax at statutory rate (as a percent)																		21.00%	21.00%	35.00%
Share-Based Payment Arrangement, Option [Member]
Real Estate Properties [Line Items]
Weighted average contractual terms											2 years 9 months 18 days	2 years	1 year 9 months 18 days					2 years 6 months
Warrant [Member]
Real Estate Properties [Line Items]
Weighted average contractual terms											2 years 2 months 12 days	2 years 4 months 24 days	2 years 2 months 12 days					2 years 7 months 6 days
Directors And Officers [Member]
Real Estate Properties [Line Items]
Increase in Prepaid expenses and other																		$ 200,000	$ 200,000
Lease Related Intangible Asset [Member]
Real Estate Properties [Line Items]
Estimated remaining useful life																		7 years
Intangible Assets Bed Licenses [Member]
Real Estate Properties [Line Items]
Estimated remaining useful life																		24 years
ALBANIA | Triple Net Leased Properties [Member]
Real Estate Properties [Line Items]
Number of facilities for which rent revenues were recorded on cash basis | Facility																		1			1
GABON | Triple Net Leased Properties [Member]
Real Estate Properties [Line Items]
Number of facilities for which rent revenues were recorded on cash basis | Facility																			2
Series A Preferred Stock [Member]
Real Estate Properties [Line Items]
Preferred stock, fixed interest rate (percentage)	10.875%								10.875%	10.875%								10.875%
Tara Facility [Member]
Real Estate Properties [Line Items]
Number of managed SNFs | Facility								1
Number of licensed beds							134	134
Percentage of licensed patient beds								5.00%
Increase in Prepaid expenses and other											$ 400,000
Powder Springs Facility [Member]
Real Estate Properties [Line Items]
Number of licensed beds | Bed								208
Third Party Operators [Member]
Real Estate Properties [Line Items]
Number Of Management Agreements | Agreement																					1
Number of independent living facilities | Facility																					1
Wellington Lease Termination [Member]
Real Estate Properties [Line Items]
Receivables, estimated allowance for uncollectible accounts											$ 800,000	$ 800,000	$ 600,000	$ 600,000	$ 600,000	$ 600,000	$ 600,000	$ 200,000	$ 1,400,000		$ 200,000
Accounts receivable, net of allowance																		$ 2,100,000	$ 2,100,000		$ 2,100,000
Healthcare Services Segment [Member]
Real Estate Properties [Line Items]
Number of SNF operated | Facility								1